COMMON SHARES (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Expected life	10 years	2 years
Expected dividend rate	0.00%	0.00%
Expected volatility	106.83%
Minimum
Expected volatility		102.03%
Stock Price		$ 0.85
Risk-free Interest Rate	1.63%	0.13%
Maximum
Expected volatility		206.63%
Stock Price		$ 0.25
Risk-free Interest Rate	1.66%	0.17%